Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Direct Dial - (215) 564-8048	1933 Act Rule 485(a)(2)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

May 11, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc.

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 127/128 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being submitted to add four new series of shares, designated as the Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, and Dimensional Fixed Income Fund III (the “Portfolios”), to the Registrant.

The Amendment relates solely to the shares of the Portfolios, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain information contained in the prospectuses and the statements of additional information relating to the Portfolios.

Please direct any questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Mark A. Sheehan, Esquire at (215) 564-8027.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell

Philadelphia, PA — Malvern, PA — Harrisburg, PA — Wilmington, DE — Cherry Hill, NJ — Washington, DC

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